Acquisition of Petrogas Energy Corporation (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
Schedule of Final Purchase Price Allocation	The following table summarizes the preliminary purchase price allocation representing the consideration paid and the estimated fair value of the net assets acquired as at December 15, 2020. The purchase price allocation is preliminary and reflects Management’s current best estimate of the fair value of Petrogas' assets and liabilities based on the analysis of information obtained to date. Management is continuing to obtain specific information to support the valuation of property, plant and equipment, intangibles, investments accounted for by the equity method, non-controlling interest, contingencies, income taxes, environmental matters and asset retirement obligations. As additional information becomes available, the purchase price allocation may differ materially from the preliminary purchase price allocation below. The offset to any adjustments made to the aforementioned financial statement captions during the measurement period are expected to be recorded in goodwill. Any adjustments to the purchase price allocation will be made as soon as practicable but no later than one year from the date of acquisition.

Fair value of previously held interest in AltaGas Idemitsu Joint Venture LP (AIJVLP) on the acquisition date	$631
Less: Carrying value of previously held interest in AIJVLP	(609)
Gain on re-measurement of previously held interest	$22

Purchase consideration for an additional 37 percent of Petrogas	$715
Deemed settlement of intercompany debt	120
Fair value of previously held interest on the acquisition date	631
Less: Fair value assigned to net assets
Current assets	536
Property, plant and equipment	523
Intangible assets	10
Operating right-of-use assets	192
Long-term investments and other assets	4
Investments accounted for by the equity method	125
Current liabilities	(363)
Long-term debt	(53)
Asset retirement obligations	(13)
Deferred income taxes	(21)
Operating lease liabilities	(152)
Other long-term liabilities	(26)
Fair value of net assets acquired	$762
Fair value of AIJVLP's non-controlling interest in Petrogas on the acquisition date	467
Goodwill	$1,171

Business Acquisition, Pro Forma Information
The following supplemental unaudited, pro forma consolidated financial information for the years ended December 31, 2020 and 2019 gives effect to the Petrogas Acquisition as if it had closed on January 1, 2019. This pro forma information is presented for information purposes only and does not purport to be indicative of the results that would have occurred had the Petrogas Acquisition taken place at the beginning of 2019, nor is it indicative of the results that may be expected in future periods.

	Year Ended December 31
	2020	2019
Pro forma revenue	$7,917	$9,217
Pro forma net income after tax	$537	$1,004